Note 9 - Debt (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,	December 31,
	2016	2017
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	59,838	53,538
NORD/LB (M/T Stenaweco Excellence)	22,162	20,116
Alpha Bank (M/T Stenaweco Elegance)	-	22,150
Total long term debt	82,000	95,804
Less: deferred finance fees	(1,546)	(2,038)
Total long term debt net of deferred finance fees	80,454	93,766

Out of which:
Current portion of long term debt	7,995	9,508
Long term debt	72,459	84,258

Short term debt from related parties:
Family Trading facility	4,085	-
Less deferred finance fees	-	-
Current portion of loans from related parties net of deferred finance fees	4,085	-

Short Term Debt:
Unsecured Notes	-	8,878
AT Bank predelivery facility	-	1,499
Less deferred finance fees	-	(194)
Current portion of loans net of deferred finance fees	-	10,183

Total Debt net of deferred finance fees	84,539	103,949

Schedule of Increase (Decrease) In Notes Payable [Table Text Block]
Agreement date	Amount drawn	Undrawn Amount	Fees	Interest	Amount settled	Outstanding Amount	Maturity
November 13, 2017	17,500	-	-	11	(17,500)	-	November 13, 2019
December 14, 2017	12,500	10,000	-	8	(3,622)	8,878	December 14, 2019
	30,000	10,000	-	19	(21,122)	8,878

Schedule of Increase (Decrease) In Line of Credit Facilities [Table Text Block]
Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Outstanding Amount	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,882)	(1,118)	-	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	(3,000)	-	-	October 24, 2017	Kalani
July 12, 2017	3,060	60	16	(3,060)	-	-	November 7, 2017	Xanthe
September 15, 2017	2,020	20	6	(2,020)	-	-	December 14, 2017	Xanthe
	39,280	490	147	(38,162)	(1,118)	-

Schedule of Principle Repayments [Table Text Block]
Years
December 31, 2018	19,099
December 31, 2019	10,118
December 31, 2020	9,050
December 31, 2021	19,965
December 31, 2022	26,326
December 31, 2023 and thereafter	43,624
Total	128,182